     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
         AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 13, 2000
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Staro Asset Management, L.L.C.
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Colin M. Lancaster
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster            St. Francis, Wisconsin     December 5, 2003
---------------------------      ------------------------   ------------------
      (Signature)                     (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        65

Form 13F Information Table Value Total:  $440,156
                                         ------------------
                                                (thousands)

List of Other Included Managers:             None

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                                                              FORM 13F

                                                         INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
        Column 1:                 Column 2:   Column 3:   Column 4:          Column 5:         Column 6: Column 7:      Column 8:
                                                                    -----------------------
         Name of                  Title of     CUSIP                Shares or Shares/   Put/  Investment   Other   Voting Authority
                                                                                                                   ----------------
          Issuer                    Class      Number      Value    Principal Prn. Amt. Call  Discretion Managers  Sole Shared None
                                                         (X$1000)    Amount
-----------------------------------------------------------------------------------------------------------------------------------
Aqua Alliance Inc.                 Common    038367108    $    71    49,700      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Abacus Direct Corp.                Common    002553105    $   240     2,625      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
American Bankers Insurance Group   Common    024456105    $31,625   580,950      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
American Bankers Insurance Group  Preferred  024456204    $ 2,173    20,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Abovenet Communications            Common    003743101    $ 2,237    55,500      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Abovenet Communications            Option    003743901    $ 1,129       280             Call     Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Aegon N.V.                         Common    007924103    $15,289   208,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Associated Group Inc. - Class B    Common    045651205    $ 4,889    75,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.             Common    048825103    $ 6,842    81,875      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Armco, Inc.                        Common    042170100    $   166    25,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                      Common    045919107    $18,679   345,956      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                       Debt     045919AA5    $ 1,948     2,500     PRN              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                      Option    045919907    $ 6,480     1,200             Call     Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Avnet Inc.                         Common    053807103    $ 5,813   125,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Alza Corp.                         Common    022615108    $ 4,060    79,800      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Blount International Inc.          Common    095177101    $   682    25,100      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Ballard Medical Products           Common    058566100    $20,883   888,630      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Chock Full O Nuts Corp.            Common    170268106    $   973    93,200      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Central Sprinkler Corp.            Common    155184104    $   282    10,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Charter One                        Common    160903100    $   370    13,300      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Case Corporation                   Common    14743R103    $15,083   313,000      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Case Corporation                   Option    14743R903    $ 6,023     1,250             Call     Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Datatec Systems Inc.               Common    238128102    $   444   230,138      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Doubleclick Inc.                   Common    258609304    $27,754   302,500      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Doubleclick Inc.                   Option    258609954    $ 2,294       250             Put      Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Delta Pine & Land Co.              Common    247357106    $13,112   416,250      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                          Option    268648902    $ 1,155       210             Call     Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Everen Capital Corp.               Common    299761106    $ 7,363   246,450      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                     Common    35906P105    $   332     5,625      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.               Common    G3921A100    $ 1,073    25,200      SH              Sole               X
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.               Option    G3921A900    $ 1,277       300             Call     Sole               X
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Healtheon Corporation             Common     422209106    $13,475   175,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Intl. Business Machines Corp.     Option     459200901    $17,837     1,350             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp.       Common     45662S102    $ 1,478    50,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Intel                             Option     458140900    $11,888     2,000             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
IT Group Inc.                    Preferred   465266302    $11,734   512,980      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Long Beach Financial Corp.        Common     542446109    $ 8,445   575,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.          Option     549463907    $ 1,012       150             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Life USA Holding Inc.             Common     531918209    $   446    22,100      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Marshall Industries               Common     572393106    $ 1,440    40,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                      Option     611662907    $ 4,930     1,250             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Bancorporation         Common     587342106    $19,759   345,890      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Nalco Chemical Co.                Common     629853102    $   778    15,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.                   Option     62812D902    $   854       295             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Hi-Bred Intl. Inc.        Common     723686101    $10,263   263,575      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl.        Common     749121109    $ 2,149    65,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Raychem Corp.                     Common     754603108    $20,813   562,500      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Saville Sstems                    Common     805174109    $ 2,548   175,700      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation               Common     867071102    $ 9,622 1,212,200      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation               Option     867071952    $ 2,381     3,000             Put      Sole              X
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Companies               Preferred   792856205    $ 1,469    25,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Standard Products Co.             Common     853836104    $   564    22,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Stanford Telecommunications       Common     854402104    $   978    33,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Sugen Inc.                        Common     865041107    $ 5,313   180,100      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Telebanc Financial Corp.          Common     87925R109    $ 5,956   153,700      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.           Option     902124906    $ 9,475     1,000             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                     Preferred   909214207    $ 8,914   137,008      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                      Option     909214908    $10,708     2,750             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                      Option     909214958    $ 1,752       450              Put     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Mediaone Group Inc.               Common     58440J104    $ 6,567    88,300      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group                    Common     92857T107    $   723     3,670      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp.        Common     928615103    $18,368   645,900      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Wyman-Gordon Co.                  Common     983085101    $ 2,839   147,000      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                       Option     984332906    $ 8,613       500             Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation              Common     989701107    $15,329   241,400      SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------

                                     Page 2